Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents.
Cash and Cash Equivalents

	December 31,	December 31,
	2020	2019
	(€ in thousands)
Cash at banks	75,838	111,950
Bank deposits	—	—
	75,838	111,950